Consolidated Cash Flow Statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net profit/(loss) for the year	€ (383,577)	€ (418,955)	€ (218,016)
Reversal of finance income	(59,718)	(1,812)	(17,803)
Reversal of finance expenses	3,911	80,842	1,221
Reversal of tax charge	(367)	(219)	(234)
Increase/(decrease) in provisions	1,193
Adjustments for non-cash items:
Non-cash consideration regarding revenue	(2,365)	(3,499)	(6,522)
Share of profit/(loss) of associate	(12,041)	9,524	8,113
Share-based payment	66,830	53,170	37,486
Depreciation	14,946	9,448	6,689
Amortization	445
Changes in working capital:
Inventories	(75,405)
Receivables	(6,659)	(1,996)	(2,182)
Prepayments	(11,238)	(6,357)	4,766
Contract liabilities (deferred income)	5,202	(495)	(6,044)
Trade payables, accrued expenses and other payables	39,186	7,884	7,530
Cash flows generated from/(used in) operations	(419,657)	(272,465)	(184,996)
Finance income received	3,697	1,326	10,056
Finance expenses paid	(1,841)	(1,504)	(717)
Income taxes received/(paid)	152	1,095	(279)
Cash flows from/(used in) operating activities	(417,649)	(271,548)	(175,936)
Investing activities
Investment in associate	(10,187)
Acquisition of property, plant and equipment	(23,704)	(19,860)	(5,159)
Reimbursement from acquisition of property, plant and equipment		5,054
Development expenditures (software)	(530)	(1,692)
Purchase of marketable securities	(226,038)	(537,752)
Settlement of marketable securities	149,880	263,051
Cash flows from/(used in) investing activities	(110,579)	(291,199)	(5,159)
Financing activities
Payment of principal portion of lease liabilities	(6,429)	(4,774)	(4,038)
Proceeds from exercise of warrants	11,537	26,882	17,377
Net proceeds from follow-on public offerings	367,884	580,542	480,254
Acquisitions of treasury shares, net of transaction costs	(21,605)
Cash flows from/(used in) financing activities	351,387	602,650	493,593
Increase/(decrease) in cash and cash equivalents	(176,841)	39,903	312,498
Cash and cash equivalents at January 1	584,517	598,106	277,862
Effect of exchange rate changes on balances held in foreign currencies	38,591	(53,492)	7,746
Bank deposits	441,736	581,872	598,106
Short-term marketable securities	4,531	2,645
Cash and cash equivalents at December 31	€ 446,267	€ 584,517	€ 598,106